Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Entity Central Index Key	0001437260
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31